Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	¥ 22,594,227		¥ 21,611,514
Interest-bearing demand deposits	56,205,396		52,154,265
Deposits at notice	11,169,956		10,355,664
Time deposits	25,760,889		25,655,132
Negotiable certificates of deposit	11,165,487		11,220,285
Others	7,508,697		7,464,667
Deposits	134,404,652	¥ 128,461,527	128,461,527
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	21,376,082		20,370,064
Interest-bearing demand deposits	53,490,445		49,580,166
Deposits at notice	853,344		855,978
Time deposits	17,885,860		18,185,591
Negotiable certificates of deposit	4,962,651		5,408,021
Others	7,317,912		7,338,619
Deposits	105,886,294		101,738,439
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits	1,218,145		1,241,450
Interest-bearing demand deposits	2,714,951		2,574,099
Deposits at notice	10,316,612		9,499,686
Time deposits	7,875,029		7,469,541
Negotiable certificates of deposit	6,202,836		5,812,264
Others	190,785		126,048
Deposits	¥ 28,518,358		¥ 26,723,088